Fair Value of Financial Instruments (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Line Items]
Net derivative asset								$ 467,687	$ 1,191,354
Dilutive offering price (in Dollars per share)				$ 3	$ 5
Forward purchase agreement estimate rate				50.00%	50.00%			50.00%
Long-Term Debt, Gross	$ 4,506,312				$ 4,506,312			$ 4,506,312
Warrants and redemption value	187,704				187,704			187,704
Net derivative assets liability	467,687	$ 794,195		$ 794,195	$ 467,687			$ 467,687
Estimated fair value of the warrants	$ (187,704)	$ 137,911		$ 484,799
Forward Purchase Agreement [Member]
Fair Value of Financial Instruments [Line Items]
Dilutive offering price (in Dollars per share)								$ 5
Warrant [Member]
Fair Value of Financial Instruments [Line Items]
Discount rate	15.00%	15.00%		15.00%	15.00%			15.00%
Fair value of the warrant liabilities		$ 409,834		$ 409,834
Estimated fair value of the warrants				$ 5,672,604
Estimated fair value of redemption								$ 4,777,970
Warrant Liability [Member]
Fair Value of Financial Instruments [Line Items]
Warrants and redemption value	$ 4,777,970				$ 4,777,970			$ 4,777,970